Share capital - Narrative (Details) - EUR (€) € / shares in Units, € in Millions	May 24, 2022	Dec. 31, 2023	May 23, 2023
Disclosure of classes of share capital [line items]
Par value per share (in eur per share)		€ 0.07	€ 0.07
Stock repurchase program, shares authorized (in shares)	692,000,000
Ordinary shares issue mandate
Disclosure of classes of share capital [line items]
Common stock, value authorised			€ 161.0
Common stock, shares authorised (in shares)			2,307,000,000
Ordinary shares issue mandate | Bottom of range
Disclosure of classes of share capital [line items]
Percentage of average market value	5.00%